SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Schedule of Other Current Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Governmental authorities	$ 3,727	$ 7,215
Prepaid expenses	5,857	5,654
Deferred charges	1,600	1,162
Advance payments to suppliers	1,279	1,643
Other	2,144	963
Other current assets	$ 14,607	$ 16,637